Consolidated (Successor) and DuPont Performance Coatings Combined (Predecessor) Statements of Operations - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Net sales		$ 989.2	$ 1,047.4	$ 0.0	$ 4,361.7	$ 3,951.1
Other revenue		8.3	7.0	0.0	29.8	35.7
Total revenue		997.5	1,054.4	0.0	4,391.5	3,986.8
Cost of goods sold		649.8	703.5	0.0	2,897.2	2,772.8
Selling, general and administrative expenses		213.0	246.7	0.0	991.5	1,040.6
Research and development expenses		12.9	11.3	0.0	49.5	40.5
Amortization of acquired intangibles		20.0	21.1	0.0	83.8	79.9
Merger and acquisition related expenses				29.0	0.0	28.1
Income (loss) from operations		101.8	71.8	(29.0)	369.5	24.9
Interest expense, net		50.0	59.0	0.0	217.7	215.1
Bridge financing commitment fees				0.0	0.0	25.0
Other expense, net		3.9	4.5	0.0	115.0	48.5
Income (loss) before income taxes		47.9	8.3	(29.0)	36.8	(263.7)
Provision (benefit) for income taxes		1.2	12.0	0.0	2.1	(44.8)
Net income (loss)		46.7	(3.7)	(29.0)	34.7	(218.9)
Less: Net income attributable to noncontrolling interests		1.6	0.6	0.0	7.3	6.0
Net income (loss) attributable to controlling interests		$ 45.1	$ (4.3)	$ (29.0)	$ 27.4	$ (224.9)
Basic net income (loss) per share (dollars per share)		$ 0.20	$ (0.02)	$ 0.00	$ 0.12	$ (0.97)
Diluted net income (loss) per share (dollars per share)		$ 0.19	$ (0.02)	$ 0.00	$ 0.12	$ (0.97)
Basic weighted average shares outstanding		229.8	229.1	0.0	229.3	228.3
Diluted weighted average shares outstanding		237.0	229.1	0.0	230.3	228.3
Predecessor [Member]
Net sales	$ 326.2						$ 4,219.4
Other revenue	1.1						37.4
Total revenue	327.3						4,256.8
Cost of goods sold	232.2						2,932.6
Selling, general and administrative expenses	70.8						873.4
Research and development expenses	3.7						41.5
Amortization of acquired intangibles	0.0						0.0
Merger and acquisition related expenses	0.0						0.0
Income (loss) from operations	20.6						409.3
Interest expense, net	0.0						0.0
Bridge financing commitment fees	0.0						0.0
Other expense, net	5.0						16.3
Income (loss) before income taxes	15.6						393.0
Provision (benefit) for income taxes	7.1						145.2
Net income (loss)	8.5						247.8
Less: Net income attributable to noncontrolling interests	0.6						4.5
Net income (loss) attributable to controlling interests	$ 7.9						$ 243.3